Warrants (Details Textual) (USD $)	9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jul. 16, 2012	Aug. 03, 2011	Sep. 30, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Jun. 16, 2011 Private Placement [Member]	Sep. 30, 2012 Placement Agent [Member]	Dec. 31, 2011 Placement Agent [Member]	Jun. 16, 2011 Placement Agent [Member]	Sep. 30, 2012 Warrant Liability [Member]	Dec. 31, 2011 Warrant Liability [Member]	Sep. 30, 2012 Equity [Member]	Dec. 31, 2011 Equity [Member]	Sep. 30, 2012 Equity [Member] Private Placement [Member]	Dec. 31, 2011 Equity [Member] Private Placement [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member] Maximum [Member]	Sep. 30, 2012 Series D Preferred Stock [Member] Minimum [Member]	Sep. 30, 2012 Series D Preferred Stock [Member] Placement Agent [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Placement Agent [Member]	Sep. 30, 2012 Series D Preferred Stock [Member] Warrant Liability [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Warrant Liability [Member]	Sep. 30, 2012 Issued in August [Member] Equity [Member]	Dec. 31, 2011 Issued in August [Member] Equity [Member]	Aug. 03, 2011 Issued in August [Member] Equity [Member]
Warrants (Textual) [Abstract]
Common stock exercise price						0.75	0.63	0.63	0.90	0.55	0.50	0.90							0.50	0.50	0.25			0.25	0.50	0.75	0.75	0.75
Number of Warrants issued to placement agent										1,252,761	1,252,761
Weighted average fair market value			0.45				0.62	0.62
Interest rate															61.60%	61.60%	61.40%					1.25%
Tenure of issuance warrant	5 years		5 years												5 years	5 years	5 years	5 years
Interest rate	2.30%	2.40%	2.10%	2.00%											1.52%	1.52%		61.40%					1.25%
Dividend yield	0.00%	0.00%	0.00%	0.00%											0.00%	0.00%	0.00%	0.00%
Purchase of common stock warrant	136,661,735		49,135,602		36,564,000				152,711		1,252,761	152,711	120,762,953	33,236,820	15,898,782	15,898,782								30,893,280	15,446,640	14,493,310	14,493,310	14,493,310
Closing price per share							$ 1.08	$ 1.08		$ 0.31	$ 0.31
Number of warrants issued											981,440								12,268,000
Warrants (Additional Textual) [Abstract]
Term of warrant callable at specified price within consecutive trading days	20 days		20 days
Condition for Callable Warrant	The warrants are callable by the Company if the common stock trades over $1.75 for 20 consecutive trading days.		The warrants are callable by the Company if the common stock trades over $1.75 for 20 consecutive trading days.
Number of warrants exercised			4,837,291
Amount received on warrants exercise			$ 2,418,646
Issuance of shares of common stock on warrants exercised			4,837,291
Number of cashless warrants exercised			6,387,235
Issuance of shares of common stock on cashless warrants exercise			3,572,971